CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income	¥ 4,692,874	$ 736,414	¥ 5,919,356	¥ 3,986,433
Adjustments to reconcile net income to net cash by operating activities:
Provision for (reversal of) allowance for doubtful accounts	(17,118)	(2,686)	(9,131)	229,531
Inventory write-down	35,346	5,547	554,850	347,498
Depreciation of property and equipment	1,096,971	172,139	970,083	830,368
Amortization of deferred income	(39,192)	(6,150)	(27,351)	(23,186)
Impairment of long-lived assets	61,922	9,717	47,022	537,579
Amortization of intangible assets	12,078	1,895	36,539	15,757
Amortization of land use rights	150,500	23,614	132,657	104,381
Deferred tax assets	(131,756)	(20,675)	(66,259)	(99,538)
Deferred tax liabilities	(20,260)	(3,179)	(37,364)	68,866
Loss on disposal of property and equipment and land use rights	5,691	893	7,752	14,404
Share based compensation expenses	1,010,013	158,493	951,048	688,083
Share of income of equity method investees	(42,303)	(6,638)	(30,015)	(27,182)
Impairment loss of other investments	378,989	59,472		127,589
Impairment loss of equity method investees	35,791	5,616	43,160
Goodwill impairment loss	0		0	278,263
Investment (gain) loss and revaluation of investments	64,577	10,134	(293,140)	(165,731)
Loss (gain) on disposal of subsidiaries	(189,142)	(29,681)	(48,626)	11,323
Gain on disposal of equity method investees	0	0	(57,629)
(Gain) loss on disposal of other investments	355	56	(351,863)
Noncash lease expense	326,532	51,240	403,875	325,245
Changes in operating assets and liabilities:
Accounts receivable	(88,049)	(13,817)	988,109	4,165,302
Amounts due from related parties	5,188	814	(6,493)	12,682
Other receivables and prepayments	172,448	27,061	727,406	936,509
Other long-term assets	(24,584)	(3,858)
Interest receivables on short-term investments	(42,618)	(6,688)	(58,719)	(11,621)
Inventories	917,384	143,957	(527,198)	(2,625,892)
Dividends received from equity method investees	54,235	8,511	114,579	13,147
Accounts payable	(1,941,657)	(304,688)	1,386,900	1,681,114
Advances from customers	269,890	42,352	262,824	(282,764)
Accrued expenses and other current liabilities	263,960	41,421	1,268,114	1,148,730
Amounts due to related parties	(25,200)	(3,954)	(60,644)	282,261
Deferred income	67,939	10,661	(54,186)	27,904
Operating lease liabilities	(316,141)	(49,611)	(365,212)	(306,872)
Net cash generated from operating activities	6,744,644	1,058,382	11,820,444	12,290,183
Cash flows from investing activities:
Purchases of property and equipment	(2,732,399)	(428,773)	(2,237,257)	(3,303,176)
Purchases of land use rights	(846,246)	(132,794)	(34,638)	(974,497)
Government subsidies received for land use rights	96,365	15,122	205,554	220,720
Proceed from disposal of property and equipment and land use rights	395,077	61,996	305,417	33,442
Purchases of other assets				(3,271,105)
Purchases of short-term investments	(8,549,180)	(1,341,553)	(14,349,500)
Redemption of short-term investments upon maturities	10,450,180	1,639,861	9,626,105	2,500,340
Investments in equity method investees and other investments	(760,154)	(119,285)	(1,601,915)	(605,933)
Proceed from disposal of investments	63,826	10,016	1,053,722
Payment for acquisition, net of cash acquired of nil, RMB175,822 and RMB183,025 in 2018, 2019 and 2020, respectively	(148,809)	(23,351)	(569,425)	(2,749,178)
Deposit paid for other investments	(228,571)	(35,868)
Cash paid for loan originations	(262,275)	(41,157)	(819,767)	(2,762,052)
Cash received for disposal of subsidiaries	600,458	94,225	562,791
Cash received from loan repayments	135,662	21,288	1,117,786	2,670,549
Other investing activities	(540,423)	(84,803)	46,084	330
Net cash used in investing activities	(2,326,489)	(365,076)	(6,695,043)	(8,240,560)
Cash flows from financing activities:
Proceeds from bank and other borrowings	4,068,888	638,497	2,544,445	1,819,380
Repayment to bank and other borrowings	(3,124,583)	(490,315)	(2,689,972)	(2,605,503)
Proceeds from equity method investees	40,800	6,402	63,830
Repayment to equity method investees	(30,600)	(4,801)	(6,470)	(260,203)
Borrowing from non-controlling interests shareholders	70,000	10,985
Capital contributions from non-controlling interests shareholders	461,148	72,364	122,613	107,950
Repurchase of ordinary shares	(1,938,800)	(304,240)
Acquisition of non-controlling interests	(7,374)	(1,157)	(41,167)	(25,375)
Dividend distribution to non-controlling interest shareholders	(18,083)	(2,838)	(12,496)
Redemption of convertible senior notes			0	(4,220,841)
Proceeds from issuance of securitization debt				297
Repayment of securitization debt			0	(969,000)
Proceeds from issuance of ordinary shares upon exercise of share options	419,814	65,878	895
Deferred settlement of acquisition of subsidiaries				(103,405)
Deferred settlement on purchase of equity method investees and other investments			(2,517)
Net cash (used in) provided by financing activities	(58,788)	(9,225)	(20,839)	(6,256,700)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	581	90	(12,526)	(112,110)
Net (decrease) increase in cash, cash equivalents and restricted cash	4,359,948	684,171	5,092,036	(2,319,187)
Cash, cash equivalents and restricted cash at beginning of the year	12,811,321	2,010,376	7,719,285	10,038,472
Cash, cash equivalents and restricted cash at end of the year	17,171,269	2,694,547	12,811,321	7,719,285
Reconciliation in amounts on the consolidated balance sheets:
Cash and cash equivalents	16,297,410		11,995,415	6,573,808
Restricted cash	873,859		815,906	1,145,477
Total cash, cash equivalents and restricted cash at end of the year	17,171,269		12,811,321	7,719,285
Supplemental disclosures of cash flow information:
Interest paid, net of amount capitalized	13,766	2,160	67,357	86,004
Income tax paid	1,360,721	213,527	1,136,012	818,153
Supplemental disclosure of non-cash activities:
Conversion of receivables due from the Group as additional capital contribution made by non-controlling interests shareholders (Note 21)	0	0	62,518
Reclassification of land use rights to assets held for sale	0	0	299,319
Reclassification of property and equipment to assets held for sale	0	0	109,429
Settlement of loan to an equity method investee by delivery of inventories(Note 23)	216,000	33,895
Dividend from other investments as reinvestment (Note 10)	51,635	8,103
Right-of-use assets obtained under operating lease	¥ 163,620	$ 25,676	¥ 696,883	¥ 2,071,948